Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

Note 21: - Taxes on Income

a.	Tax laws applicable to the Company

Law for the Encouragement of Industry (Taxes), 1969

The Law for the Encouragement of Industry (Taxes), 1969 (the “Encouragement of Industry Law”), provides several tax benefits for “Industrial Companies.” Pursuant to the Encouragement of Industry Law, a company qualifies as an Industrial Company if it is a resident of Israel and at least 90% of its income in any tax year (other than income from certain government loans) is generated from an “Industrial Enterprise” that it owns. An Industrial Enterprise is defined as an enterprise whose principal activity, in a given tax year, is industrial activity.

An Industrial Company is entitled to certain tax benefits, including: (i) a deduction of the cost of purchases of patents, know-how and certain other intangible property rights (other than goodwill) used for development or promotion of the Industrial Enterprise in equal amounts over a period of eight years, beginning from the year in which such rights were first used, (ii) the right to elect to file consolidated tax returns, under certain conditions, with additional Israeli Industrial Companies under its control, and (iii) the right to deduct expenses related to public offerings in equal amounts over a period of three years beginning from the year of the offering.

Eligibility for benefits under the Encouragement of Industry Law is not contingent upon the approval of any governmental authority. The Company believes that it currently qualifies as an industrial company within the definition of the Industry Encouragement Law. The Company cannot confirm that the Israeli tax authorities will agree that the Company qualifies, or, if qualified, that it will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

Law for the Encouragement of Capital Investments, 1959

Tax benefits prior to Amendment 60

The Company’s facilities in Israel have been granted Approved Enterprise status under the Law for the Encouragement of Capital Investments, 1959, commonly referred to as the “Investment Law”. The Investment Law provides that capital investments in a production facility (or other eligible assets) may be designated as an Approved Enterprise.

Under the Approved Enterprise programs, a company is eligible for certain benefits such as governmental grants and tax incentives. The benefits period is limited to the earlier of 12 years from completion of the investment or commencement of production (“Year of Operation”), or 14 years from the year in which the certificate of approval was obtained.

The Company’s benefit period under the Approved Enterprise programs ended by the end of 2017.

Tax benefits under Amendment 60

On April 1, 2005, an amendment to the Investment Law was affected (“Amendment 60”). The amendment revised the criteria for investments qualified to receive tax benefits. An eligible investment program under the amendment will qualify for benefits as a Privileged Enterprise (rather than the previous terminology of Approved Enterprise).

In May 2012, the Company received a Tax Ruling from the Israeli Tax Authority that its activity is an industrial activity, and the Company will be eligible for the status of a Privileged Enterprise, provided that it meets the requirements under the ruling. Pursuant to the Tax Ruling, the Year of Election was 2009. The Company also subsequently elected 2012 as a Year of Election. Through December 31, 2023, the Company did not utilize the tax benefits under its Privileged Enterprise and those expired at the end of 2023.

In January 2015, the Company obtained a ruling from the ITA pursuant to which royalties-based income related to GLASSIA will be considered “Privileged Income” (within the meaning of the Investment Law), subject to meeting certain conditions detailed in the ruling.

Amendment 68 to the Encouragement Law:

As of January 1, 2011, new legislation amending the Investment Law was affected. Pursuant to Amendment 68 a new status of “Preferred Company” and “Preferred Enterprise”, replacing the then existing status of “Privileged Company” and “Privileged Enterprise”. A Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions (including a minimum threshold of 25% export). However, under this new legislation the requirement for a minimum investment in productive assets was cancelled.

Under Amendment 68, a uniform corporate tax rate will apply to all qualifying income of the Preferred Company, as opposed to the former law, which was limited to income from the Approved Enterprises during the benefits period.

The Company evaluated the effect of the adoption of Amendment 68 on its tax position, and as of the date of the approval of the financial statements, , and while the Company have not yet utilized the benefits under Amendment 68, it may do so in subsequent fiscal years.

Amendment 73 to the Encouragement Law:

Amendment 73 to the Encouragement Law also prescribes special tax tracks for technological enterprises, which became effective in 2017, as follows: Preferred technological enterprise, which is defined in the Encouragement Law as a company that owns the enterprise and is a member of a group whose total consolidated revenues are less than NIS 10 billion in the tax year, will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%). Special preferred technological enterprise which is a member of a group whose total consolidated revenues exceed NIS 10 billion in the tax year will be subject to tax at a rate of 6% on preferred income from the enterprise, regardless of the enterprise’s geographical location. Any dividends distributed to “foreign companies”, as defined in the Encouragement Law, deriving from income from the technological enterprises will be subject to tax at a rate of 4%, subject to the conditions prescribed in Section 51Z to the Encouragement Law.

The Company evaluated the effect of the adoption of Amendment 73 on its tax position, and as of the date of the approval of the financial statements, the Company did not apply for the benefits under Amendment 73. The Company may elect to apply for these benefits in the future.

b.	Tax rates applicable to the Company (other than the applicable preferred tax)

The Israeli corporate income tax rate was 23% since 2018.

c.	Tax assessments

The Company has finalized tax assessments through the end of tax year 2020.

d.	Taxation of the subsidiaries:

Kamada Inc and Kamada Plasma LLC (“US subsidiaries”) are incorporated in the United States and are subject to U.S. Federal and State tax laws and Franchise Tax. The two subsidiaries file a joint tax return.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Among other things, the Act reduces the corporate tax rate to 21% from 35%.

On February 16, 2022, the Company incorporated KI Biopharma LLC, as a wholly owned subsidiary of Kamada Ltd. KI Biopharma LLC is a disregarded (tax transparent) entity for U.S. tax purposes.

e.	Carry forward losses for tax purposes and other temporary differences

As of December 31, 2025, the Company has estimated carried forward losses in the amount of $12,124 thousand. Final tax assessments for the years 2021 onwards could have an impact on the balance of carry forward tax losses.

As of December 31, 2025, the US subsidiaries had carried forward losses and other temporary differences in the amount of $2,003 thousand.

f.	Uncertain tax positions

The Company analyzed uncertainties related to income taxes in its financial statements and assessed whether they have any potential impact on the financial statements. As of December 31, 2025 and 2024, the Company recorded tax expenses of $1.2 million and $0.2 million, respectively, as a provision for uncertain tax positions in accordance with IFRIC 23.

g.	Deferred taxes:

As of December 31, 2025, the Company recorded deferred tax liability, net at an amount of $1,651 thousand representing utilization of previously unrecognized tax losses and other deductible temporary differences as the Company considered it probable that future taxable profits will be available against which they can be utilized. As a result, the Company recognized deferred tax expense of $2,009 thousands and $130 thousands was recognized in equity.

h.	Major components of deferred tax assets and deferred tax liabilities:

	Year ended December 31	Year ended December 31
	2025	2024
	U.S. Dollars in thousands	U.S. Dollars in thousands

Deferred tax assets:

Carryforward tax losses	$2,061	$2,281
Research and development expenses	2,304	2,511
Accrued expenses	692	481
Property plant and equipment and lease, net	791	689
Other	-	112
Total Deferred tax assets	$5,848	$6,074

Deferred tax liability:

Intangible assets and goodwill	(7,350)	(5,567)
Other	(147)	(19)
Deferred tax liability	$(7,497)	$(5,586)

Deferred tax assets, net	$(1,651)	$488
i.	Taxes on income

	Year ended December 31,
	2025	2024	2023
	U.S. Dollars in thousands
Current taxes	$1,260	$209	$145
Deferred tax expense (income)	2,009	(1,337)	-

Taxes on income	$3,269	$(1,128)	$145

j.	Theoretical tax

2024-2025

The table below represent the reconciliation between the statutory tax rate and the effective tax rate as recorded in profit or loss

	Year ended December 31	Year ended December 31
	2025	2024
	U.S. Dollars in thousands	U.S. Dollars in thousands
Gain before taxes on income	23,467	$13,334
Statutory tax rate	23%	23%
Tax (tax benefit) computed at the statutory tax rate	5,397	3,067

Increase (decrease) in taxes resulting from permanent differences - the tax effect:

Effect of creating deferred taxes at a rate different from the primary tax rate	(516)	177
Nondeductible expenses for tax purposes	(845)	2,095
Unrecognized temporary differences of foreign subsidiaries	918	158
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	(742)	(4,955)
Effect of change on current and deferred tax assets	-	(1,490)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(91)	(78)
Recognition of uncertain tax position	1,219	(*) 210
Tax effect of exchange rate differences	(2,071)	(*) (312)

Tax (benefit) expense	3,269	$(1,128)

(*) Prior period amounts have been recast to conform to the current period presentation.

2023

The reconciliation between the statutory tax rate and the effective tax rate as recorded in profit or loss for the years ended December 31, 2023, does not provide significant information, mainly because the Company did not recognize deferred taxes, and therefore is not presented.